Critical accounting estimates and judgements	12 Months Ended
Dec. 31, 2022
Critical accounting estimates and judgements

2. Critical accounting estimates and judgements

In the application of the Group’s accounting policies, management are required to make judgements, estimates and assumptions about the carrying amount of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised where the revision affects only that period, or in the period of the revision and future periods where the revision affects both current and future periods.

TC BIOPHARM (HOLDINGS) PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2. Critical accounting estimates and judgements (continued)

Judgements made in applying accounting policies other than those involving estimations

Going Concern

Our evaluation of our ability to continue as a going concern requires us to evaluate our future sources and uses of cash sufficient to fund our currently expected operations in conducting research and development activities one year from the date our consolidated financial statements are issued. We evaluate the probability associated with each source and use of cash resources in making our going concern determination. The research and development of cell therapies is inherently subject to uncertainty.

Management believes that its existing cash balances will be able to fund current operations to September 2023 and when coupled with planned further financings during 2023 and 2024 cash balances will be sufficient to fund the current operating plans for at least the twelve-month period following the filing date of these consolidated financial statements. Should the additional planned financings not occur as expected, management will implement alternative arrangements and such arrangements could have a potentially significant negative impact on the current net asset value of the Group. These alternatives include: (1) raising additional capital my means other than those planned through equity and/or debt financings; (2) entering into new commercial relationships to help fund future clinical trial costs (i.e. licensing and partnerships); (3) reducing and/or deferring discretionary spending on general corporate overheads and one or more of our research and development and / or clinical programs; and/or (4) restructuring operations to change our overhead structure and make use of our manufacturing facilities to generate revenues from through third party manufacturing contracts. In the medium term the Company’s future liquidity needs, and ability to address those needs, will largely be determined by the success of its product candidates and key development and regulatory events and its decisions in the future. Further detail about the Company’s ability to continue as a going concern are described in Note 1 to the consolidated financial statements.

Revenue from contracts with customers

Identification of contracts with pharma partners

The Group has entered into collaboration agreements with a number of parties. Application of IFRS 15 “Revenue from contracts and customers” on collaboration agreements requires judgement around whether these contracts were within the scope of IFRS 15.

The Group’s core business is around researching and developing immunotherapies and the contracts entered into with pharma partners are consistent with those objectives and the outputs are in line with the Group’s ordinary activities.

The contracts with pharma partners do not involve sharing the risks and benefits of a joint arrangement in the sense of IFRS 11 “Joint arrangements”.

In light of the nature of the work being undertaken with pharma partners, and the fact that these agreements have commercial substance with clearly defined milestones and rights and obligations for each party, management concluded that these collaboration agreements meet the definition of a contract with a customer and fall within the scope of IFRS 15.

Identification of performance obligations in contracts

The collaboration agreements entered into by the Group include obligations to fulfil the research and development programs. The Group identified, from reviews of the relevant agreements, that there are no specific obligations but an implied performance obligation to deliver each overall contracted research and development program. Reflecting the broad nature of these obligations, spanning the full duration of the contract, the obligations are satisfied over the expected duration of the relevant contract.

TC BIOPHARM (HOLDINGS) PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2. Critical accounting estimates and judgements (continued)

Determination and allocation of the transaction price

The collaboration agreements include a number of elements of consideration and are allocated to the satisfaction of the relevant obligation.

The Group can receive upfront payments as part of the consideration. The Group has determined that upfront payments are in connection with the performance of the research and development program and are satisfied during the duration of the contract.

The business is entitled to receive contractual milestone payments on achievement of certain performance obligations, with revenue being recognized in the same way. The relevant transaction price is allocated to the related milestone.

Assumptions about the future and other sources of estimation uncertainty

Revenue from contracts with customers

Timing of revenue recognition

Revenue from upfront payments in connection with collaboration agreements is recognized over the estimated term over which the services promised will be provided. This term was estimated by management at the inception of each contract and evaluated at each reporting date. Management have reviewed the status of the contract and specific contractual terms and concluded that at the year end date no further services are to be provided under the contract. The remaining deferred revenue has been released as at December 31, 2022.

The business is entitled to receive contractual milestone payments on achievement of certain performance obligations. Due to significant uncertainties associated with the achievement of contractual milestones, no revenue has been recognized from milestone payments to date and these will be recognized when the milestones are certain to occur.

Valuation of ordinary shares

In the period prior to become a listed Company on Nasdaq on February 10, 2022, there had been no public market for the Group’s ordinary shares, the estimated fair value of the ordinary shares in the financial periods prior to February 10, 2022 has been determined by management, considering the most recently available third-party valuations of the Group’s ordinary shares, and the assessment of additional objective and subjective factors that it believed were relevant and which may have changed from the date of the most recent valuation through the date of the grant.

After considering the Market Approach, the Income Approach and the Asset-based Approach, we utilized the Market Approach to determine the estimated fair value of our ordinary shares based on management’s determination that this approach was most appropriate for a clinical-stage biopharmaceutical company at this point in its development, using the option-pricing method (“OPM”). Consideration was given to the American Institute of Certified Public Accountants’ Practice Aid: “Valuation of Privately-Held Company Equity Securities Issued as Compensation”, the likelihood of completing an IPO and recent transactions with investors.

As a public trading market for our ordinary shares has now been established in connection with the completion of the IPO, the fair value of our ordinary shares in connection with our accounting for embedded derivatives, warrants and share-based payment expenses will be determinable by reference to the trading price of our ordinary shares on Nasdaq.

TC BIOPHARM (HOLDINGS) PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2. Critical accounting estimates and judgements (continued)

Valuation of warrants

At the time of issue of the warrants at the IPO date there was no trading history, as such the Group determined that a more appropriate method for calculating the estimated fair value of the warrants at the point of recognition was using a Black Scholes option pricing model. The Group determined the share price used in the fair value calculation in line with the methods discussed in Note 2 in connection with the ‘Valuation of ordinary shares’. As a recently listed entity, the Group’s share price does not have sufficient historical volatility to adequately assess the fair value of the embedded derivative. As a result, management considered the historical volatility of other comparable publicly traded companies and, based on this analysis, concluded that a volatility of 85% was appropriate for the valuation of embedded derivatives in in existence as at December 31, 2022.

As a public trading market for our listed warrants has now been established in connection with the completion of the IPO, under the ticker symbol ‘TCBPW’, the fair value of our listed warrants will be determinable, in the first instance, by reference to the trading price of the warrants on Nasdaq. In line with IFRS 13 (“Fair value measurement”), if there has been a significant decrease in the volume or level of activity for the asset or liability, a change in valuation technique or the use of multiple valuation techniques may be appropriate. During the reporting period to June 30, 2022, the Company determined the fair value of its listed warrants by reference to the trading price. Following the reverse share split in November 2022, the Company noted that the listed market price did not adjust to reflect the amendment. In light the limited adjustment in the market priced and limited trading volumes at the reporting date, the Group determined that the most appropriate method for calculating the estimated fair value of the warrants at the reporting date was using a Black Scholes option pricing model.

With respect to our unlisted warrants that are in issue, in the absence of any trading history, the Group determined that the most appropriate method for calculating the estimated fair value of the warrants at the reporting date was using a Black Scholes option pricing model.

Share option and other share-based payment assumptions

The determination of the value of share-based payments requires management to use professional expertise to arrive at assumptions to be used to calculate the value of the share-based payment. The estimated fair value of the options outstanding in the period was calculated by applying a Monte Carlo Simulation for those options issued in 2020 and a Black Scholes Model for those options issued in 2022 and periods prior to 2020. The most appropriate approach is selected with reference to the share capital structure at the time of grant and the directors need to use judgement in setting the key assumptions. Further details are included in Note 21.

The Group determines the share price used in the fair value calculation in line with the methods discussed in Note 2 in connection with the ‘Valuation of ordinary shares’. As a recently listed entity, the Group’s share price does not have sufficient historical volatility to adequately assess the fair value of the share option grants. As a result, management considered the historical volatility of other comparable publicly traded companies and, based on this analysis, concluded that a volatility of 80% was appropriate for the valuation of share options granted during the twelve months ended December 31, 2022. There were no share options granted in the twelve months ended December 31, 2021.

The expected life of the option, beginning with the option grant date, was used in valuing our share options. The expected life used in the calculation of share-based payment expense is the time from the grant date to the expected exercise date. The life of the options, which is a subjective estimate that can materially alter the valuation, depends on the option expiration date, volatility of the underlying shares and vesting features.

IFRS 2 “Share-based Payment” requires the use of the risk-free rate of the country in which the entity’s shares are principally held with a remaining term equal to the expected life of the option. This should also be the risk-free interest rate of the country in whose currency the exercise price is expressed. The Group has applied the appropriate risk-free rate, based on 4-year, 3-year and 2-year UK government bond yields as at the respective grant dates.

TC BIOPHARM (HOLDINGS) PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2. Critical accounting estimates and judgements (continued)

Convertible loan redemption date

The Group calculates the effective interest rate (“EIR”) to consider the potential repayment at redemption date by reference to the face value amount and including the 5% of interest rate in each relevant cash outflow period. At the time of a listing, 50% of the face value of loan notes in issue at the time (including interest accrued to date) convert to equity in the listed entity with the remaining loan notes are repayable or convertible at the loan note holders’ option in two equal tranches at 90 days and 180 days after the listing date. For the purpose of calculating the EIR, management estimated as at December 31, 2021, the listing date to be on or around January 18, 2022.